RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Restricted Cash And Cash Equivalent Abstract
RESTRICTED CASH [Text Block]

3. RESTRICTED CASH

At December 31, 2021, the Company classified $4,084 (December 31, 2020 - $1,418) as restricted cash. This amount is comprised of $183 (December 31, 2020 - $196) held as collateral for its corporate credit cards and $1,905 (December 31, 2020 - $Nil) comprised of a minimum cash balance required in connection with the Sprott Credit Facility (Note 14) and cash of $1,996 (December 31, 2020 - $1,222) held by wholly-owned subsidiaries of the Company, which the full amount is for use and credit to the Company's exploration venture partners in the USA, Sweden, Norway, and Finland pursuant to expenditure requirements for ongoing option agreements. Partner advances expected to be used within the following twelve months are included with current assets.